Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash at bank	$ 4,070	$ 830
Other receivables	9	13
Inventory	34	34
Security deposit	28	28
Prepaid expenses and other current assets	44	132
Total current assets	4,185	1,037
Non-current assets
Property and equipment	16	22
Operating lease right-of-use asset, net	273	384
Total assets	4,474	1,443
Current liabilities
Accounts payable and accrued liabilities	1,958	1,558
Operating lease liability due within one year	232	228
Total current liability	2,190	1,786
Long term operating lease liability	52	163
Total liabilities	2,242	1,949
Equity
Share capital - unlimited authorized shares at no par value 91,265 and 85,546 shares outstanding at June 30, 2022 and December 31, 2021, respectively	172,260	165,061
Share capital subscription receivable	(589)	(589)
Additional paid-in capital	26,869	27,584
Accumulated deficit	(196,308)	(192,562)
Total stockholders' equity	2,232	(506)
Total liabilities and stockholders' equity	$ 4,474	$ 1,443